Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of composition of the ecopetrol business group's reserves

	2024	2023
Legal reserve	11,654,095	9,747,885
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	11,993,230	7,665,758
	24,156,407	17,922,725

Schedule of balance of movement of the equity reserves

	2024	2023
Opening balance	17,922,725	8,898,633
Release of reserves	(8,174,839)	(2,491,377)
Allocation to reserves	14,408,521	11,515,469
Closing balance	24,156,407	17,922,725

Schedule of dividends paid

	2024	2023	2022
Ecopetrol S.A.	12,802,893	2,747,231	11,622,778
Interconexión Eléctrica S.A. ESP	1,426,106	1,506,799	572,260
Oleoducto Central S.A. - Ocensa	852,318	809,302	752,530
Oleoducto de los Llanos Orientales S.A. - ODL	213,457	254,464	179,202
Invercolsa S.A.	201,511	171,290	138,939
Oleoducto de Colombia S.A. - ODC	68,779	81,790	91,238
Total	15,565,064	5,570,876	13,356,947

Schedule of composition of the other comprehensive results attributable to the shareholders

	2024	2023	2022
Foreign currency translation	22,661,759	15,055,305	28,816,983
Hedge of a net investment in a foreign operation	(6,396,431)	(3,165,320)	(9,219,271)
Actuarial gain on defined benefit plans	(2,691,402)	(3,942,417)	(1,331,361)
Cash flow hedges for future exports	(1,577,649)	601,744	(2,473,999)
Cash flow hedge with derivative instruments	57,453	124,384	1,290
Others	(141,521)	952	3,077
	11,912,209	8,674,648	15,796,719

Schedule of earnings per share

	2024		2023		2022
Profit attributable to Ecopetrol’s shareholders		13,841,153		21,060,798		31,604,781
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP $	336.6	COP $	512.2	COP $	768.7